Share-based Payment	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Share-based Payment
40	SHARE-BASED PAYMENT

Stock Option Plans
SMFG had introduced compensation-type stock options to directors, corporate auditors, and executive officers of SMFG and SMBC (“SMFG Stock Acquisition Rights”), which served as an incentive for them to further contribute to the equity appreciation and achieve better corporate performance through sharing the benefits and risks of the share price performance with the shareholders. The following table provides an overview of the significant terms and conditions of the stock option plan.

	Title of grantees	Exercise period	Requisite service period	Method of settlement
SMFG Stock Acquisition Rights	Directors, corporate auditors and executive officers of SMFG and SMBC	Not exceeding 30 years from the date of allocation of stock acquisition rights (1)	One year from the date of the ordinary general meeting of shareholders of SMFG to the closing of the next ordinary general meeting of shareholders of SMFG	Common stock of SMFG

(1)
A stock acquisition rights holder can exercise the rights from the day they are relieved of their positions either as a director, a corporate auditor or an executive officer (“Start of Exercise Date”) to 20 years from the Start of Exercise Date.

The number and the weighted average exercise prices of stock options for the fiscal years ended March 31, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2021		2020
	Number of options (1)	Weighted average exercise price	Number of options (1)	Weighted average exercise price
Outstanding at beginning of period	722,500	¥1	899,400	¥1
Exercised	(87,800)	1	(176,900)	1

Outstanding at end of period	634,700	¥1	722,500	¥1

Exercisable at end of period	346,700	¥1	390,800	¥1

(1)	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.

In June 2017, SMFG and SMBC resolved to discontinue the issuance of new stock options. Thereafter, SMFG has not issued any new stock options.
The weighted average stock price at the date of exercise was ¥2,903 and ¥3,598 for the fiscal years ended March 31, 2021 and 2020, respectively.
Summarized information about stock options outstanding at March 31, 2021 and 2020 was as follows:

		At March 31,
		2021		2020
	Exercise price	Number of options	Remaining contractual lives in years	Number of options	Remaining contractual lives in years
SMFG Stock Acquisition Rights	¥1	634,700	22.4	722,500	23.4

Compensation Plans Utilizing Restricted Stock
In July 2017, the SMFG compensation committee resolved to revise the executive compensation policy and to introduce new stock compensation plans that utilize restricted stock.
The plans consist of Stock Compensation Plan I (“Plan I”), which determines remuneration primarily based on the medium-term performance, Stock Compensation Plan II (“Plan II”), which determines remuneration primarily based on the annual performance and Stock Compensation Plan III (“Plan III”), which determines remuneration primarily based on corporate title.
Plan I (medium-term performance share plan) has an evaluation period of three years, corresponding with SMFG’s medium-term management plan. Executives are initially allotted shares of restricted stock equivalent to the monetary amount determined based on the executive’s corporate title. After the completion of the evaluation period, the compensation committee reviews the progress of the medium-term management plan, performance of SMFG’s common stock, and results of customer satisfaction surveys and other factors, to determine the final amount to be released from transfer restrictions. In case the final amount falls below the initial amount, SMFG retrieves all or part of the allotted shares at no cost.
Under Plan II (annual performance share plan), executives are allotted shares of restricted stock equivalent to a certain portion of the monetary amount determined based on the annual performance of SMFG and SMBC, as well as on the individual performance of the executives reviewed both from short-term and medium-to-long-term
perspectives. The remainder is paid to the executives as a cash bonus. Transfer restrictions on these shares are released evenly over the three-year period following the year of allotment.
Under Plan III (promotion reward plan), executives are allotted shares of restricted stock equivalent to pre-determined
compensation amounts per title, reflecting the increased responsibilities derived from promotions. Restrictions shall apply to the shares until the earlier of 30 years from allotment or when the executive retires from office.
The eligible executives for the plans are directors (excluding outside directors), corporate executive officers and executive officers of SMFG, directors (excluding outside directors) and executive officers, etc. of SMBC and representative corporate executive officers of certain of our subsidiaries.
As part of the executive compensation policy, SMFG and SMBC introduced provisions for forfeiture and claw-back of vested stock under the plans in order to restrain excessive risk-taking and foster a prudent risk culture expected of a financial institution.
The number of restricted shares and the fair value of restricted shares at the measurement date for the fiscal years ended March 31, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2021	2020
Outstanding at beginning of period	923,425	702,203
Allotted	868,505	272,536
Released	(486,964)	(51,314)
Forfeited	(38,953)	—

Outstanding at end of period	1,266,013	923,425

Fair value at measurement date	¥3,015	¥3,828

The fair value of restricted shares is based on the market price of SMFG common stock. If any granted conditions exist, the terms and conditions upon which the shares were granted, are taken into account when estimating both the number of shares expected to vest and the fair value of the shares granted. The amount of restricted shares recognized as expenses was measured based on the fair value of the restricted shares granted, which were ¥927 million and ¥1,260 million for the fiscal years ended March 31, 2021 and 2020, respectively, and included in “General and administrative expenses” in the consolidated income statements.